CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Total	DiDis Smart Auto Business [Member]	Volkswagen Group [Member]	Global Offering [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] DiDis Smart Auto Business [Member]	Ordinary Shares [Member] Volkswagen Group [Member]	Ordinary Shares [Member] Global Offering [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] DiDis Smart Auto Business [Member]	Additional Paid-in Capital [Member] Volkswagen Group [Member]	Additional Paid-in Capital [Member] Global Offering [Member]	Statutory Reserves [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2020	¥ 34,429,809				¥ 105				¥ (4)	¥ 46,482,512					¥ (730,381)	¥ (11,322,423)
Beginning balance (Shares) at Dec. 31, 2020					1,579,805,666				(43,044,280)
Share-based compensation, value	379,948									379,948
Issuance of ordinary shares, value				¥ 13,118,085				¥ 6					¥ 13,118,079
Issuance of ordinary shares, shares								97,083,300
Issuance of treasury shares, shares					9,396,714				(9,396,714)
Issuance of treasury shares, value					¥ 1				¥ (1)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares									11,075,214
Transfer from treasury shares Value to outstanding ordinary shares for vested RSUs , value									¥ 1	(1)
Issuance of ordinary shares for the vested restricted share Units, value					¥ 1				¥ 3	(4)
Issuance of ordinary shares for the vested restricted share Units, shares					26,471,648				29,494,090
Foreign currency translation adjustment, net of tax	(918,168)														(918,168)
Issuance of ordinary shares relating to the acquisition, Value	0
Net loss	(4,863,096)															(4,863,096)
Appropriations to reserves														¥ 6,047		(6,047)
Ending balance at Dec. 31, 2021	42,146,578				¥ 113				¥ (1)	59,980,534				6,047	(1,648,549)	(16,191,566)
Ending balance (Shares) at Dec. 31, 2021					1,712,757,328				(11,871,690)
Share-based compensation, value	710,486									710,486
Issuance of treasury shares, shares					10,614,576				(10,614,576)
Issuance of treasury shares, value					¥ 1				¥ (1)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares									17,567,096
Transfer from treasury shares Value to outstanding ordinary shares for vested RSUs , value									¥ 1	(1)
Issuance of ordinary shares for the vested restricted share Units, value					¥ 0				¥ 0	0
Issuance of ordinary shares for the vested restricted share Units, shares					2,030,152				0
Foreign currency translation adjustment, net of tax	3,192,573														3,192,573
Issuance of ordinary shares relating to the acquisition, Value	0
Net loss	(9,138,972)															(9,138,972)
Appropriations to reserves														378		(378)
Ending balance at Dec. 31, 2022	36,910,665				¥ 114				¥ (1)	60,691,019				6,425	1,544,024	(25,330,916)
Ending balance (Shares) at Dec. 31, 2022					1,725,402,056				(4,919,170)
Share-based compensation, value	550,535									550,535
Issuance of ordinary shares, value			¥ 5,427,397				¥ 7					¥ 5,427,390
Issuance of ordinary shares, shares							94,079,255
Issuance of treasury shares, shares					8,571,852				(8,571,852)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares									10,679,408
Issuance of ordinary shares for the vested restricted share Units, shares					599,886
Foreign currency translation adjustment, net of tax	286,614														286,614
Issuance of ordinary shares relating to the acquisition, Shares						58,164,217
Issuance of ordinary shares relating to the acquisition, Value	3,087,849	¥ 3,268,545				¥ 4					¥ 3,268,541
Contingent consideration classified as equity relating to the acquisition of DiDi's smart auto business		¥ 260,546									¥ 260,546
Net loss	(10,375,775)															(10,375,775)
Appropriations to reserves														53,610		(53,610)
Ending balance at Dec. 31, 2023	¥ 36,328,527				¥ 125				¥ (1)	¥ 70,198,031				¥ 60,035	¥ 1,830,638	¥ (35,760,301)
Ending balance (Shares) at Dec. 31, 2023					1,886,817,266				(2,811,614)